Recurring Fair Value Measurements - Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs as their Measurement Dates (Detail) - Fair Value, Inputs, Level 3 [Member]		Mar. 31, 2024 yr $ / shares		Dec. 31, 2023 $ / shares yr		Dec. 31, 2022 yr $ / shares
Ordinary share stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		10.7		10.6		9.94
Exercise price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		11.5		11.5		11.5
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		40		45		31
Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | yr		5.11		5.28		5.75
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		4.21		3.85		3.98
Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0		0		0
Probability of completing the Business Combination [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	[1]			91
Probability of completing a different business combination [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.6	[2]	0.8	[3],[4]	9	[5]
Probability of completing lionsgate business combination [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	[6]	94.9		91

[1]	Estimated by solving for the implied probability of completing the Business Combination with StudioCo based on the public warrant price and the contemplated exchange price of $0.50, adjusted for the time value of money.
[2]	Derived as follows: 11%*(1-94.9%), where 11% represents the probability of completing a different business combination based on public trading of rights for special purpose acquisition companies and 94.9% represents the probability of completing the Lionsgate Business Combination.
[3]	Derived as follows: 9%*(1-91%), where 9% represents the probability of completing a different business combination based on public trading of rights for special purpose acquisition companies and 91% represents the probability of completing the Business Combination with StudioCo.
[4]	Derived as follows: 9%*(1-91%), where 9% represents the probability of completing a different business combination based on public trading of rights for special purpose acquisition companies and 91% represents the probability of completing the Lionsgate Business Combination.
[5]	Based on public trading of rights for special purpose acquisition companies and their implied business combination probabilities as of December 31, 2022.
[6]	Estimated by solving for the implied probability of completing the Lionsgate Business Combination based on the public warrant price and the contemplated exchange price of $0.50, adjusted for the time value of money.